INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, Unrealized Loss Position [Line Items]
Document Period End Date	Dec. 31, 2021
Less than 12 Months Fair Value	$ 1,970,822	$ 426,607
Less than 12 Months Unrealized Loss	(27,427)	(2,402)
12 Months or More Fair Value	171,838	117,126
12 Months or More Unrealized Loss	(4,187)	(2,989)
Total Fair Value	2,142,660	543,733
Total Unrealized Loss	(31,614)	(5,391)
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	24,755	0
Less than 12 Months Unrealized Loss	(190)	0
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	24,755	0
Total Unrealized Loss	(190)	0
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	17,382	0
Less than 12 Months Unrealized Loss	(128)	0
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	17,382	0
Total Unrealized Loss	(128)	0
Mortgage-backed securities-residential
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	459,098	57,872
Less than 12 Months Unrealized Loss	(8,375)	(237)
12 Months or More Fair Value	78,090	0
12 Months or More Unrealized Loss	(2,173)	0
Total Fair Value	537,188	57,872
Total Unrealized Loss	(10,548)	(237)
Mortgage-backed securities-commercial
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	205,520	169,825
Less than 12 Months Unrealized Loss	(2,149)	(986)
12 Months or More Fair Value	13,818	48,158
12 Months or More Unrealized Loss	(203)	(2,598)
Total Fair Value	219,338	217,983
Total Unrealized Loss	(2,352)	(3,584)
Collateralized mortgage obligations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	369,318	49,161
Less than 12 Months Unrealized Loss	(6,110)	(445)
12 Months or More Fair Value	12,485	1
12 Months or More Unrealized Loss	(387)	0
Total Fair Value	381,803	49,162
Total Unrealized Loss	(6,497)	(445)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	380,735	60,008
Less than 12 Months Unrealized Loss	(7,543)	(291)
12 Months or More Fair Value	55,568	0
12 Months or More Unrealized Loss	(1,051)	0
Total Fair Value	436,303	60,008
Total Unrealized Loss	(8,594)	(291)
Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	482,118	84,749
Less than 12 Months Unrealized Loss	(2,578)	(435)
12 Months or More Fair Value	0	68,967
12 Months or More Unrealized Loss	0	(391)
Total Fair Value	482,118	153,716
Total Unrealized Loss	(2,578)	(826)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	31,896	4,992
Less than 12 Months Unrealized Loss	(354)	(8)
12 Months or More Fair Value	11,877	0
12 Months or More Unrealized Loss	(373)	0
Total Fair Value	43,773	4,992
Total Unrealized Loss	$ (727)	$ (8)